SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOANS FROM BANKS, SHAREHOLDERS AND OTHERS	12 Months Ended
Dec. 31, 2012
SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOANS FROM BANKS, SHAREHOLDERS AND OTHERS
NOTE 9:-	SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOANS FROM BANKS, SHAREHOLDERS AND OTHERS

Classified by currency, linkage terms and annual interest rates, the credit and loans are as follows:

	Interest rate		December 31,
	2012	2011	2012	2011
	%
Short-term bank credit and loans:
In USD	3 - 4	3 - 4	$1,566	$1,901
In, or linked to, dollars	LIBOR + 4.25	LIBOR + 4.25	500	500
In Other currencies			20	-

			2,086	2,401
Current maturities of long-term loans from banks, shareholders and others:
In, or linked to, dollars	LIBOR + 2	LIBOR + 2	800	800
In NIS linked to CPI	2.1-5.48	2.1-5.48	488	2,610
In NIS	5.45-7.39	4-7.39	4,371	6,054
In NIS - variable interest	Prime + 0.9%-1.4%	Prime + 0.95%	3,384	1,343

			9,043	10,807

			$11,129	$13,208

Unutilized credit lines			$6,485	$4,207